Employee benefit plans - Projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with ABO and PBO in excess of plan assets (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Plans with ABO in excess of plan assets:
PBO	¥ 62,457	¥ 61,063
ABO	62,457	61,063
Fair value of plan assets
Plans with PBO in excess of plan assets:
PBO	62,457	61,063
ABO	62,457	61,063
Fair value of plan assets